Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	$ 8,106,247
Balance at the end of the year	9,366,593	$ 8,106,247
Dry-docking activity [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	135,331	118,194	$ 100,928
Costs incurred for dry dockings	69,927	74,018	72,545
Dry-dock amortization	(47,271)	(50,926)	(50,325)
Write down / sales of vessels	(7,285)	(5,955)	(4,954)
Balance at the end of the year	$ 150,702	$ 135,331	$ 118,194